UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CLAIRVOYANCE CAPITAL ADVISORS INC.
Address:          8F, No. 136 Nanjing East Road Section 3
                  Taipei City, Taiwan, 104
                  R.O.C.


Form 13F File Number: 028-13325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert Wong
Title:            Authorized Signatory
Phone:            (212) 792-4399

Signature, Place, and Date of Signing:

/s/ Robert Wong        New York, New York        May 15, 2009
---------------        ------------------        ------------
  [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $60,003 (thousands)


List of Other Included Managers:

None



FORM 13F INFORMATION TABLE                     Name of Reporting Manager:        Clairvoyance Capital Advisors Inc.
For Quarter Ended: 3/31/09

                                                                     SHARES
                                TITLE OF                     VALUE   OR PRN    SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)   AMT      PRN  CALL DISCRETN  MANAGERS   SOLE    SHARED   NONE
--------------                  --------         ------    --------  --------  ---- ---- --------  --------   ----    ------   ----
3SBIO INC                       SPONSORED ADR    88575Y105     127    18,800   SH        SOLE                 18,800    0        0
ADVANCED SEMICONDUCTOR ENGR     SPONSORED ADR    00756M404      81    32,300   SH        SOLE                 32,300    0        0
ASIAINFO HLDGS INC              COM              04518A104     748    44,400   SH        SOLE                 44,400    0        0
AU OPTRONICS CORP               SPONSORED ADR    002255107     744    88,700   SH        SOLE                 88,700    0        0
CREE INC                        COM              225447101   4,358   185,200   SH        SOLE                185,200    0        0
FORMFACTOR INC                  COM              346375108     196    10,900   SH        SOLE                 10,900    0        0
INTEL CORP                      COM              458140100   7,025   467,400   SH        SOLE                467,400    0        0
MICRON TECHNOLOGY INC           COM              595112103     872   214,770   SH        SOLE                214,770    0        0
MINDRAY MEDICAL INTL LTD        SPON ADR         602675100   5,368   289,992   SH        SOLE                289,992    0        0
NEW ORIENTAL ED & TECH GRP I    SPON ADR         647581107  11,777   234,370   SH        SOLE                234,370    0        0
QUALCOMM INC                    COM              747525103   9,893   254,248   SH        SOLE                254,248    0        0
SANDISK CORP                    COM              80004C101   2,059   162,754   SH        SOLE                162,754    0        0
SYNAPTICS INC                   COM              87157D109   7,072   264,264   SH        SOLE                264,264    0        0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100   4,442   496,311   SH        SOLE                496,311    0        0
VANCEINFO TECHNOLOGIES INC      ADR              921564100      58    11,521   SH        SOLE                 11,521    0        0
WESTERN DIGITAL CORP            COM              958102105   5,183   268,000   SH        SOLE                268,000    0        0

                                                             60003